Offerings	Feb. 25, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.01 per share
Fee Rate	0.01381%
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Tanger Inc. (the "Registrant") is deferring payment of all of the registration fees associated with the registration of the offer and sale of the aforementioned securities. Registration fees will be paid subsequently on a "pay as you go" basis. An indeterminate aggregate initial offering price and number of shares or amount of securities of each identified class is being registered as may, from time to time, be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Shares
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares representing Preferred Shares
Fee Rate	0.01381%
Offering Note	See Offering Note 1. Each depositary share will be issued under a deposit agreement, represent an interest in a fractional share of preferred stock and be evidenced by a depositary receipt.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities
Fee Rate	0.01381%
Offering Note	See Offering Note 1. The Registrant may fully and unconditionally guarantee debt securities issued by Tanger Properties Limited Partnership. In accordance with Rule 457(n), no separate fee is payable with respect to the guarantees of debt securities being registered.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants to purchase Common Shares
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares
Maximum Aggregate Offering Price	$ 400,000,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-275907
Carry Forward Initial Effective Date	Dec. 06, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 56,147.80
Offering Note	The Registrant has previously registered shares of its common shares, $0.01 par value per share (the "Common Shares"), having an aggregate offering price of up to $400,000,000, offered by means of a 424(b)(5) prospectus supplement, dated February 24, 2025 (the "Prior Prospectus Supplement"), pursuant to the Registration Statement on Form S-3ASR, dated December 6, 2023. In connection with the filing of the Prior Prospectus Supplement, the amount of the net registration fee was $56,147.80. As of the date of this prospectus supplement, Common Shares having an aggregate offering price of up to $400,000,000 remain unsold under the Prior Prospectus Supplement (the "Carry Forward Securities"). Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include the Carry Forward Securities, and the registration fee of $56,147.80 that has already been paid and remains unused with respect to the Carry Forward Securities previously registered pursuant to the Prior Prospectus Supplement and were not sold thereunder will continue to be applied to the Carry Forward Securities. Pursuant to Rule 415(a)(6), the offering of the Carry Forward Securities under the Registration Statement on Form S-3ASR, dated December 6, 2023 will be deemed terminated as of the effective date of this registration statement.